SHORT-TERM BANK DEPOSITS (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Short Term Bank Deposits [Abstract]
interest income from short-term bank deposits	$ 517	$ 75